Assets and liabilities held for sale - Balance sheet presentation (Details) $ in Millions	Sep. 30, 2022 AUD ($)
Assets and liabilities held for sale
Total assets held for sale	$ 75
Total liabilities held for sale	32
Held for sale
Assets and liabilities held for sale
Total assets held for sale	75
Total liabilities held for sale	32
Held for sale | Other financial liabilities
Assets and liabilities held for sale
Total liabilities held for sale	31
Held for sale | Provisions
Assets and liabilities held for sale
Total liabilities held for sale	1
Held for sale | Other financial assets
Assets and liabilities held for sale
Total assets held for sale	20
Held for sale | Intangible assets
Assets and liabilities held for sale
Total assets held for sale	$ 55